RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 146
Less: current portion	95
Long-term portion	51
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	695
Less: current portion	272
Long-term portion	423
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(549)	$ (588)
Less: current portion	(177)	(158)
Long-term portion	(372)	(430)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	82
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	168
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(86)	77
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	23
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	175
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(152)	(244)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	41
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	5
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	36	(19)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	347
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (347)	$ (402)